Vessel Sales, Asset Impairments and Provisions (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Assets and Liabilities Held for Sale

The Company has presented the assets and liabilities of the LLCs as assets held for sale and liabilities held for sale on the Company’s December 31, 2013 balance sheet as follows:

$
Assets Held for Sale
Accounts receivable	11,179
Prepaid expenses	1,220
Vessels and equipment	163,200
Other long-term assets	648

Total assets	176,247

Liabilities Associated with Assets Held for Sale
Accounts payable	37
Accrued liabilities	3,362
Current portion of long-term debt (note 8)	11,698
Long-term debt (note 8)	152,910

Total liabilities	168,007